Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2021 INR (₨)
Benefit payments
2022	₨ 227.7
2023	94.1
2024	147.8
2025	126.6
2026	42.4
2027 - 2031	₨ 625.6